INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 1,087	$ 1,809
Marketable securities	1,270	1,241
Receivables, prepayments and other assets	1,489	1,578
Inventories	1,622	1,577
Total current assets	5,468	6,205
Non-current assets:
Property, plant and equipment, net	7,098	7,223
Marketable securities	946	939
Goodwill and intangible assets, net	1,861	1,368
Right-of-use assets	578	569
Receivables, prepayments and other assets	620	498
Deferred tax assets	200	231
Other non-current financial assets	117	108
Total non-current assets	11,420	10,936
Total assets	16,888	17,141
Current liabilities:
Trade payables and other current liabilities	2,050	2,213
Current portion of lease obligations	61	69
Current portion of long-term debt	98	86
Total current liabilities	2,209	2,368
Non-current liabilities:
Non-current portion of long-term debt	1,024	1,065
Other non-current liabilities	922	862
Non-current portion of lease obligations	495	487
Non-current portion of deferred income from government grants	189	202
Provisions	175	174
Total non-current liabilities	2,805	2,790
Total liabilities	5,014	5,158
Equity:
Ordinary shares, $0.02 par value, 548,751,082 and 555,888,455 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	11	11
Additional paid-in capital	23,926	24,220
Accumulated deficit	(12,178)	(12,381)
Accumulated other comprehensive income	59	78
Equity attributable to the shareholders of GLOBALFOUNDRIES Inc.	11,818	11,928
Non-controlling interests	56	55
Total equity	11,874	11,983
Total liabilities and equity	$ 16,888	$ 17,141